Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets:
Deferred Compensation	$ 565,577	$ 528,847
Provision For Loan Losses	3,519,305	3,891,083
Other Real Estate Owned	1,125,986	1,452,449
Net Fees Deferred For Financial Reporting	120,984	121,842
Non-accrual Interest	167,315	411,761
Net Operating Losses	208,185	232,837
Other	47,725	61,129
Total Gross Deferred Tax Assets	5,755,077	6,699,948
Less: Valuation Allowance	(208,185)	(232,837)
Net Deferred Tax Assets	5,546,892	6,467,111
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,682	114,576
Depreciation	281,880	362,221
Other	67,881	63,695
Intangibles	4,465	19,292
Unrealized Gain on Securities Available for Sale	289,192	4,548,752
Total Gross Deferred Tax Liability	758,100	5,108,536
Net Deferred Tax Asset	4,788,792	1,358,575
Valuation Allowance, Deferred Tax Asset, Change in Amount	(24,652)
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,200,000